UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 69,377	$ 91,784
Accounts receivable, net of allowance for credit losses of $1,617 and $2,599, respectively	67,660	63,865
Inventories	33,662	53,098
Prepaid expenses and other current assets	12,432	14,666
Due from related parties	2,319	2,759
Total current assets	185,450	226,172
Non-current assets:
Goodwill	45,545	46,924
Property, plant, and equipment, net	14,896	11,878
Intangible assets, net	48,647	51,450
Right-of-use assets	7,882	7,491
Deferred tax assets, net	16,659	56,381
Other non-current assets	4,684	4,094
Total non-current assets	138,313	178,218
Total assets	323,763	404,390
Current liabilities:
Accrued expenses and other current liabilities	37,243	45,389
Loans payable, current	21,292	31,942
Contract liabilities	16,107	14,110
Accrued warranties	15,449	17,871
Lease liabilities, current	4,011	4,412
Current liabilities of discontinued operations	0	163
Total current liabilities	152,386	178,562
Non-current liabilities:
Contract liabilities, non-current	21,054	21,762
Lease liabilities, non-current	3,986	3,412
Deferred tax liabilities	1,197	1,317
Other non-current liabilities	3,814	4,250
Total non-current liabilities	92,507	100,270
Total liabilities	244,893	278,832
Commitments and contingencies
Shareholders’ equity:
Ordinary shares par value of $0.001; 990,000,000 shares authorized, 456,477,820 shares issued and outstanding as of both June 30, 2024 and December 31, 2023. $10,000,000 shares, $0.001 par value, without designation.	456	456
Additional paid-in capital	474,501	473,590
Accumulated other comprehensive income	3,724	3,513
Accumulated deficit	(401,630)	(353,890)
Total Mynd.ai, Inc. shareholders’ equity	77,051	123,669
Non-controlling interest	1,819	1,889
Total shareholders’ equity	78,870	125,558
Total liabilities and shareholders’ equity	323,763	404,390
Nonrelated Party
Current liabilities:
Accounts payable, current	52,177	59,595
Loans payable, current	21,292	31,942
Non-current liabilities:
Long-term debt, excluding current maturities	57,741	64,859
Related Party
Current liabilities:
Accounts payable, current	6,107	5,080
Non-current liabilities:
Long-term debt, excluding current maturities	$ 4,715	$ 4,670